Fair value of financial instruments (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Carrying and Estimated Fair Values for Financial Instruments
The following table summarizes the carrying values and estimated fair values for financial instruments:

			12/31/2019		12/31/2018
			Carrying value	Estimated fair value	Carrying value	Estimated fair value
Cash and cash equivalents	(a	)	30,367	30,367	37,159	37,159
Financial assets			1,501,481	1,513,562	1,424,876	1,433,116
Central Bank compulsory deposits	(a	)	91,248	91,248	94,148	94,148
At Amortized Cost			1,010,644	1,022,725	994,759	1,002,999
Interbank deposits	(b	)	34,583	34,622	26,420	26,510
Securities purchased under agreements to resell	(a	)	198,428	198,428	280,136	280,136
Securities	(c	)	133,119	135,891	110,395	112,171
Loan and Financial Lease	(d	)	585,791	595,061	536,091	542,465
Other financial assets	(e	)	94,752	94,752	75,090	75,090
(-) Provision for Expected Loss			(36,029)	(36,029)	(33,373)	(33,373)
At Fair Value Through Other Comprehensive Income			76,660	76,660	49,323	49,323
Securities	(c	)	76,660	76,660	49,323	49,323
At Fair Value Through Profit or Loss			322,929	322,929	286,646	286,646
Securities	(c	)	281,075	281,075	263,180	263,180
Derivatives	(c	)	41,854	41,854	23,466	23,466
Financial liabilities			1,211,999	1,214,196	1,151,237	1,150,700
At Amortized Cost			1,159,830	1,162,027	1,119,734	1,119,197
Deposits	(b	)	507,060	507,110	463,424	463,363
Securities sold under repurchase agreements	(a	)	256,583	256,583	330,237	330,237
Interbank market funds	(b	)	174,862	174,949	134,670	134,533
Institutional market funds	(b	)	104,244	106,304	93,974	93,635
Other financial liabilities	(e	)	117,081	117,081	97,429	97,429
At Fair Value Through Profit or Loss			48,029	48,029	27,711	27,711
Derivatives	(c	)	47,828	47,828	27,519	27,519
Structured notes			201	201	192	192
Provision for Expected Loss			4,140	4,140	3,792	3,792
Loan Commitments			3,303	3,303	2,601	2,601
Financial Guarantees			837	837	1,191	1,191

Summary of Breakdown of Fair Value Hierarchy Levels
The following table presents the breakdown of fair value hierarchy levels.

	12/31/2019				12/31/2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets at fair value through profit or loss	234,583	43,738	1,719	280,040	224,872	34,206	2,833	261,911
Investment funds	318	7,949	0	8,267	2,003	2,323	—	4,326
Brazilian government securities	216,167	3,444	0	219,611	213,816	3,242	—	217,058
Government securities – other countries	1,520	0	0	1,520	1,517	562	—	2,079

Argentina	318	0	0	318	1,129	—	—	1,129
Chile	488	0	0	488	147	155	—	302
Colombia	409	0	0	409	—	207	—	207
United States	141	0	0	141	117	—	—	117
Italy	0	0	0	0	—	115	—	115
Mexico	57	0	0	57	120	—	—	120
Paraguay	2	0	0	2	—	1	—	1
Peru	8	0	0	8	—	—	—	—
Uruguay	97	0	0	97	—	84	—	84
Other	0	0	0	0	4	—	—	4
Corporate debt securities	16,578	32,345	1,719	50,642	7,536	28,079	2,833	38,448

Negotiable Shares	9,847	4,790	0	14,637	6,175	2,003	1,268	9,446
Bank deposit certificates	0	792	0	792	1	968	—	969
Real estate receivables certificates	0	0	1,444	1,444	—	—	1,411	1,411
Debentures	4,667	7,763	225	12,655	168	4,707	85	4,960
Eurobonds and others	2,064	102	7	2,173	1,192	173	31	1,396
Financial credit bills	0	18,501	13	18,514	—	19,719	5	19,724
Promissory notes	0	313	0	313	—	435	—	435
Other	0	84	30	114	—	74	33	107
Financial assets at fair value through other comprehensive income	72,455	4,171	34	76,660	30,680	18,643	—	49,323

Brazilian government securities	49,879	853	0	50,732	27,038	801	—	27,839
Government securities – other countries	20,571	0	0	20,571	2,448	16,324	—	18,772

Germany	23	0	0	23	22	—	—	22
Chile	11,208	0	0	11,208	—	7,653	—	7,653
Colombia	3,878	0	0	3,878	—	5,505	—	5,505
United States	2,756	0	0	2,756	2,425	193	—	2,618
France	0	0	0	0	—	891	—	891
Italy	329	0	0	329	—	—	—	—
Paraguay	1,780	0	0	1,780	—	1,529	—	1,529
Uruguay	597	0	0	597	—	553	—	553
Other	0	0	0	0	1	—	—	1
Corporate debt securities	2,005	3,318	34	5,357	1,194	1,518	—	2,712

Negotiable Shares	149	0	0	149	161	—	—	161
Bank deposit certificates	0	2,371	0	2,371	—	1,053	—	1,053
Real estate receivables certificates	0	0	26	26			—	—
Debentures	334	0	0	334	—	2	—	2
Eurobonds and others	1,522	947	8	2,477	1,033	463	—	1,496
Financial assets designated at fair value through profit or loss	1,035	0	0	1,035	1,269	—	—	1,269

Brazilian external debt bonds	1,035	0	0	1,035	1,269	—	—	1,269
Financial liabilities designated at fair value through profit or loss	0	201	0	201	—	192	—	192

Structured notes	0	201	0	201	—	192	—	192

Summary of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities
The following table presents the breakdown of fair value hierarchy levels for derivative assets and liabilities.

	12/31/2019				12/31/2018
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	14	41,737	103	41,854	15	23,309	142	23,466

Swap Contract – adjustment receivable	0	26,426	32	26,458	—	13,003	90	13,093
Options Contract	0	8,385	71	8,456	—	4,163	52	4,215
Forwards Contract	0	2,162	0	2,162	—	1,835	—	1,835
Credit derivatives - financial Institutions	0	167	0	167	—	120	—	120
NDF - Non Deliverable Forward	0	4,446	0	4,446	—	3,711	—	3,711
Other derivative financial instruments	14	151	0	165	15	477	—	492
Liabilities	(7)	(47,736)	(85)	(47,828)	(22)	(27,471)	(26)	(27,519)

Swap Contract – adjustment payable	0	(32,881)	(46)	(32,927)	—	(19,513)	(3)	(19,516)
Options Contract	0	(9,022)	(39)	(9,061)	—	(3,906)	(23)	(3,929)
Forwards Contract	0	(754)	0	(754)	—	(470)	—	(470)
Credit derivatives - financial Institutions	0	(40)	0	(40)	—	(140)	—	(140)
NDF - Non Deliverable Forward	0	(4,971)	0	(4,971)	—	(3,384)	—	(3,384)
Other derivative financial instruments	(7)	(68)	0	(75)	(22)	(58)	—	(80)

Summary of Changes in Balance Sheet for Financial Instruments Classified by Level 3 Fair Value Hierarchy
The tables below show balance sheet changes for financial instruments classified by ITAÚ UNIBANCO HOLDING in Level 3 of the fair value hierarchy. Derivative financial instruments classified in Level 3 correspond to other derivatives indexed to shares.

	Fair value at 12/31/2018	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2019	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Financial assets at fair value through profit or loss	2,833	(1,300)	—	1,755	(907)	(662)	1,719	(307)

Corporate securities	2,833	(1,300)	—	1,755	(907)	(662)	1,719	(307)
Negotiable shares	1,268	(285)	—	—	—	(983)	0	—
Real estate receivables certificates	1,411	(487)	—	573	(53)	—	1,444	29
Debentures	85	(504)	—	604	(222)	262	225	(336)
Eurobonds and others	31	(4)	—	3	(51)	28	7	—
Financial credit bills	5	6	—	8	(6)	—	13	—
Other	33	(26)	—	567	(575)	31	30	—

Financial assets at fair value through other comprehensive income	—	43	(47)	76	(68)	30	34	(2)

Corporate securities	—	43	(47)	76	(68)	30	34	(2)
Real estate receivables certificates	—	—	—	26	—	—	26	—
Debentures	—	(2)	6	50	(54)	—	0	1
Eurobonds and other	—	45	(53)	—	(14)	30	8	(3)

	Fair value at 12/31/2018	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2019	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Derivatives – assets	142	(78)	—	274	(156)	(79)	103	(1)

Swap Contract– adjustment receivable	90	21	—	2	(2)	(79)	32	31
Options Contract	52	(99)	—	272	(154)	—	71	(32)
Derivatives – liabilities	(26)	(17)	—	(196)	172	(18)	(85)	(2)

Swap Contract – adjustment payable	(3)	(51)	—	(10)	36	(18)	(46)	(17)
Options Contract	(23)	34	—	(186)	136	—	(39)	15

	Fair value at 12/31/2017	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2018	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Financial assets at fair value through profit or loss	3,947	(377)	—	90	(353)	(474)	2,833	(618)

Brazilian government securities	1	(1)	—	—	—	—	—	—
Corporate securities	3,946	(376)	—	90	(353)	(474)	2,833	(618)
Negotiable shares	2,019	34	—	—	(203)	(582)	1,268	(442)
Real estate receivables certificates	1,795	(359)	—	57	(89)	7	1,411	19
Debentures	122	(41)	—	—	(53)	57	85	(196)
Eurobonds and others	—	2	—	20	(2)	11	31	—
Financial credit bills	—	—	—	—	—	5	5	—
Other	10	(12)	—	13	(6)	28	33	1

	Fair value at 12/31/2017	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at 12/31/2018	Total Gains or Losses (Unrealized)
		Recognized in income	Recognized in other comprehensive income
Derivatives – Assets	436	(3)	—	205	(254)	(242)	142	61

Swap Contract– adjustment receivable	369	(5)	—	—	(30)	(244)	90	61
Options Contract	66	2	—	205	(223)	2	52	—
Other derivative financial instruments	1	—	—	—	(1)		—	—

Derivatives – Liabilities	(103)	40	—	(148)	141	44	(26)	6

Swap Contract – adjustment payable	(102)	(37)	—	—	92	44	(3)	(3)
Options Contract	(1)	77	—	(148)	49	—	(23)	9

Summary of Sensitivity Analyses Operations of Level 3
The table below shows the sensitivity of these fair values in scenarios of changes of interest rates or, asset prices, or in scenarios with varying shocks to prices and volatilities for non-linear
assets:

Sensitivity – Level 3 Operations		12/31/2019		12/31/2018
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders’ equity	Income	Stockholders’ equity
Interest rates	I	(0.9)	(0.0)	(0.4)	(1.2)
	II	(23.3)	(0.3)	(9.3)	(29.3)
	III	(46.1)	(0.6)	(18.6)	(57.8)

Shares	I	0	0	(63.4)	—
	II	0	0	(126.8)	—

Nonlinear	I	(22.6)	0	(48.2)	—
	II	(43.2)	0	(89.3)	—